united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 3/31/15

Item 1. Schedule of Investments.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value
	COMMON STOCKS - 42.9%
	ADVERTISING - 0.2%
1,304	Omnicom Group, Inc.	$ 101,686

	AEROSPACE/DEFENSE - 0.3%
1,391	Orbital ATK, Inc.	106,592
370	United Technologies Corp.	43,364
		149,956
	AGRICULTURE - 0.0%
15,526	Alliance One International, Inc. *	17,079

	APPAREL - 0.2%
1,355	VF Corp.	102,045

	AUTO MANUFACTURERS - 0.8%
11,895	Ford Motor Co.	191,985
3,820	General Motors Co.	143,250
		335,235
	BANKS - 3.0%
18,430	Bank of America Corp.	283,638
2,435	Capital One Financial Corp.	191,927
2,050	Citigroup, Inc.	105,616
900	Goldman Sachs Group, Inc.	169,173
910	HSBC Holdings PLC - ADR	38,757
1,685	JPMorgan Chase & Co.	102,077
4,300	Morgan Stanley	153,467
1,444	Nothern Trust Corp.	100,575
9,920	Regions Financial Corp.	93,744
2,316	US Bancorp	101,140
		1,340,114
	BEVERAGES - 0.6%
2,491	Coca-Cola Co.	101,010
984	Molson Coors Brewing Co.	73,259
906	PepsiCo, Inc.	86,632
		260,901
	BIOTECHNOLOGY - 0.2%
156	Amgen, Inc.	24,937
59	Biogen, Inc. *	24,912
213	Celgene Corp. *	24,555
248	Gilead Sciences, Inc. *	24,336
		98,740
	BUILDING MATERIALS - 0.4%
5,297	Headwaters, Inc. *	97,147
2,560	Simpson Manufacturing Co., Inc.	95,667
		192,814

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	CHEMICALS - 1.5%
900	Airgas, Inc.	$ 95,499
585	Ashland, Inc.	74,476
128	CF Industries Holdings, Inc.	36,311
2,054	Chemtura Corp. *	56,054
2,171	Dow Chemical Co.	104,165
881	Ecolab, Inc.	100,769
833	Praxair, Inc.	100,576
2,110	RPM International, Inc.	101,259
		669,109
	COAL- 0.0%
251	SunCoke Energy, Inc.	3,750

	COMMERCIAL SERVICES - 1.3%
1,241	ADT Corp.	51,526
1,188	Automatic Data Processing, Inc.	101,740
1,541	Euronet Worldwide, Inc. *	90,534
3,440	Hertz Global Holdings, Inc. *	74,579
1,494	KAR Auction Services, Inc.	56,667
3,265	Korn/Ferry International	107,321
2,974	Vantiv, Inc. *	112,120
		594,487
	COMPUTERS - 0.5%
809	Apple, Inc.	100,664
3,894	EMC Corp.	99,531
591	Super Micro Computer, Inc. *	19,627
		219,822
	COSMETICS/PERSONAL CARE - 0.2%
1,457	Colgate-Palmolive Co.	101,028

	DISTRIBUTION/WHOLESALE - 0.6%
2,337	Beacon Roofing Supply, Inc. *	73,148
1,087	Genuine Parts Co.	101,298
428	WW Grainger, Inc.	100,927
		275,373
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
1,283	American Express Co.	100,228
3,400	CoreLogic, Inc. *	119,918
53,770	Ellington Financial LLC ^	1,070,561
3,275	FNF Group	120,389
1,806	NorthStar Asset Management Group, Inc.	42,152
1,521	Visa, Inc.	99,489
		1,552,737
	ELECTRIC - 0.4%
1,270	Dominion Resources, Inc.	90,005
2,604	Xcel Energy, Inc.	90,645
		180,650

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
840	Hubbell, Inc. - Class B	$ 92,081
1,150	Littelfuse, Inc.	114,298
		206,379
	ELECTRONICS - 1.2%
982	Honeywell International, Inc.	102,432
4,671	Jabil Circuit, Inc.	109,208
1,008	OSI Systems, Inc. *	74,854
3,127	TE Connectivity, Ltd.	223,956
		510,450
	ENERGY-ALTERNATE SOURCES - 0.0%
1,341	Enphase Energy, Inc. *	17,688

	ENTERTAINMENT - 0.2%
1,986	Pinnacle Entertainment, Inc. *	71,675

	FOOD - 0.3%
994	Hershey Co.	100,305
529	Tootsie Roll Industries, Inc.	17,958
		118,263
	FOREST PRODUCTS & PAPER - 0.2%
1,856	International Paper Co.	102,989

	HAND/MACHINE TOOLS - 0.1%
522	Stanley Black & Decker, Inc.	49,778

	HEALTHCARE-PRODUCTS - 0.4%
850	Abaxis, Inc.	54,493
2,360	Patterson Cos, Inc.	115,144
		169,637
	HEALTHCARE-SERVICES - 0.5%
861	UnitedHealth Group, Inc.	101,848
853	Universal Health Services, Inc.	100,407
		202,255
	HOME BUILDERS - 0.2%
1,060	Thor Industries, Inc.	67,003

	HOME FURNISHINGS - 0.2%
1,390	Tempur Sealy International, Inc. *	80,259

	INSURANCE - 1.0%
40	Alleghany Corp. *	19,480
1,050	Aon PLC	100,926
2,240	Arthur J Gallagher & Co.	104,720
2,931	Assured Guaranty, Ltd.	77,349
1,005	Chubb Corp.	101,605
1,540	Horace Mann Educators Corp.	52,668
		456,748

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	INTERNET - 1.9%
2,600	Facebook, Inc. - Class A *	$ 213,759
1,297	FTD Cos., Inc. *	38,832
300	Google, Inc. - Class A *	166,410
1,006	IAC/InterActive Corp.	67,875
750	LinkedIn Corp. *	187,395
7,165	RingCentral, Inc. - Class A *	109,839
1,486	Yahoo!, Inc. *	66,030
		850,140
	INVESTMENT COMPANIES - 0.3%
7,575	American Capital, Ltd. *	112,034

	LEISURE TIME - 0.1%
765	Royal Caribbean Cruises, Ltd.	62,615

	LODGING - 0.5%
4,460	Home Inns & Hotels Management, Inc. - ADR *	105,568
1,300	Starwood Hotels & Resorts Worldwide, Inc.	108,550
		214,118
	MACHINERY-CONSTRUCTION & MINING - 0.1%
760	Caterpillar, Inc.	60,823

	MACHINERY-DIVERSIFIED - 0.6%
540	Deere & Co.	47,353
590	Roper Industries, Inc.	101,480
2,810	Xylem, Inc.	98,406
		247,239
	MEDIA - 0.7%
4,004	Gray Television, Inc. *	55,335
3,934	News Corp. - Class A *	62,983
1,708	Tribune Co.	103,863
952	Walt Disney Co.	99,855
		322,036
	MINING - 0.3%
1,360	Compass Minerals International, Inc.	126,766
3,578	MAG Silver Corp. *	22,005
		148,771
	MISCELLANEOUS MANUFACTURING - 1.0%
617	3M Co.	101,774
2,440	Actuant Corp.	57,926
339	Ingersoll-Rand PLC - Class A	23,079
1,940	ITT Corp.	77,425
1,530	Pentair PLC	96,222
1,090	SPX Corp.	92,541
		448,967

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	OIL & GAS - 2.0%
1,557	Calumet Specialty Products Partners LP	$ 37,446
953	Chevron Corp.	100,046
1,583	ConocoPhillips	98,558
3,490	Exxon Mobil Corp.	296,650
535	Hess Corp.	36,310
9,420	Laredo Petroleum, Inc. *	122,837
660	Pioneer Natural Resources Co.	107,917
8,690	WPX Energy, Inc. *	94,982
		894,746
	OIL & GAS SERVICES - 0.2%
1,203	Schlumberger, Ltd.	100,378

	PHARMACEUTICALS - 1.9%
5,010	Abbott Laboratories	232,113
1,001	Johnson & Johnson	100,701
1,009	Mead Johnson Nutrition Co.	101,435
1,742	Merck & Co., Inc.	100,130
983	Mylan, Inc. *	58,341
4,574	Pfizer, Inc.	159,129
2,099	Zoetis, Inc.	97,163
		849,012
	PRIVATE EQUITY - 0.6%
5,422	Fortress Investment Group LLC	43,756
9,760	KKR & Co. LP	222,626
		266,382
	REAL ESTATE - 0.5%
2,580	Alexander & Baldwin, Inc.	111,404
840	Howard Hughes Corp. *	130,217
		241,621
	REIT - 7.8%
1,000	American Assets Trust, Inc.	43,280
1,100	American Campus Communities, Inc.	47,157
1,000	American Tower Corp.	94,150
4,000	Armada Hoffler Properties, Inc.	42,640
2,400	Associated Estates Realty Corp.	59,232
1,000	AvalonBay Communities, Inc.	174,250
1,100	Boston Properties, Inc.	154,528
2,500	Camden Property Trust	195,325
1,500	CoreSite Realty Corp.	73,020
5,000	Cousins Properties, Inc.	53,000
1,500	Crown Castle International Corp.	123,810
2,500	CyrusOne, Inc.	77,800
3,000	Douglas Emmett, Inc.	89,430
3,500	Duke Realty Corp.	76,195

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	REIT (Continued) - 7.8%
1,650	EastGroup Properties, Inc.	$ 99,231
3,000	Empire State Realty Trust, Inc.	56,430
650	Essex Property Trust, Inc.	149,435
3,500	General Growth Properties, Inc.	103,425
16,000	Hersha Hospitality Trust	103,520
3,000	Host Hotels & Resorts, Inc.	60,540
4,000	Kite Realty Group Trust	112,680
7,462	NorthStar Realty Finance Corp.	135,211
2,370	Plum Creek Timber Co., Inc.	102,976
2,100	Prologis, Inc.	91,476
4,170	Senior Housing Properties Trust	92,532
1,600	Simon Property Group, Inc.	313,024
2,000	Sovran Self Storage, Inc.	187,880
2,000	Tanger Factory Outlet Centers, Inc.	70,340
4,000	UDR, Inc.	136,120
1,200	Vornado Realty Trust	134,400
2,200	Washington Real Estate Investment Trust	60,786
1,200	Weingarten Realty Investors	43,176
6,029	Winthrop Realty Trust	98,393
		3,455,392
	RETAIL - 1.7%
2,467	Ann, Inc. *	101,221
1,230	Bed Bath & Beyond, Inc. *	94,433
2,670	Coach, Inc.	110,618
981	CVS Health Corp.	101,249
824	Dillard's, Inc.	112,484
890	Home Depot, Inc.	101,113
7,760	JC Penney Co., Inc. *	65,262
1,756	Urban Outfitters, Inc. *	80,161
		766,541
	SEMICONDUCTORS - 1.8%
6,394	Integrated Device Technology, Inc. *	128,008
3,051	Mellanox Technologies, Ltd. *	138,332
2,078	Microchip Technology, Inc.	101,614
2,306	Monolithic Power Systems, Inc.	121,411
8,879	Qlogic Corp. *	130,876
1,495	Qualcomm, Inc.	103,663
3,474	Tower Semiconductor, Ltd. *	58,989
		782,893
	SOFTWARE - 1.0%
2,800	Activision Blizzard, Inc.	63,630
6,511	CDC Corp. - Class A * (a)(c)	2,084
2,871	Salesforce.com, Inc. *	191,812
119,368	Trident Microsystems, Inc. * (a)(c)	2,984
2,270	VMware, Inc. - Cl. A *	186,163
		446,673

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares				Value
	TELECOMMUNICATIONS - 0.6%
4,754	Cisco Systems, Inc.			$ 130,854
579	Infinera Corp. *			11,389
4,056	Sprint Corp. *			19,225
1,845	Verizon Communications, Inc.			89,722
				251,190
	TRANSPORTATION - 0.8%
1,235	Atlas Air Worldwide Holdings, Inc. *			53,130
1,383	Knight Transportation, Inc.			44,602
281	Old Dominion Freight Line, Inc. *			21,721
2,069	United Parcel Service, Inc. - Class B			200,569
505	Werner Enterprises, Inc.			15,862
				335,884

	TOTAL COMMON STOCKS (Cost - $17,697,843)			19,106,105

	MUTUAL FUNDS - 13.8%
	ASSET ALLOCATION FUND - 2.8%
108,063	361 Managed Futures Strategy Fund - Cl. I			1,250,286

	DEBT FUND - 3.9%
211,158	Oppenheimer Senior Floating Rate Fund - Cl. A			1,720,937

	EQUITY FUND - 7.1%
245,201	Calamos Market Neutral Income Fund - Cl. I ^			3,150,834

	TOTAL MUTUAL FUNDS (Cost - $6,011,890)			6,122,057

	EXCHANGE TRADED FUNDS - 1.4%
6,888	iShares MSCI India ETF			221,036
10,560	SPDR S&P Homebuilders ETF			389,242
	TOTAL EXCHANGE TRADED FUNDS (Cost - $523,208)			610,278

	BONDS & NOTES - 10.3%
Principal	BANKS - 8.6%	Interest Rate	Maturity
$ 1,000,000	Credit Suisse Securities USA LLC + - Based on the S&P 500 Index	0.000%	6/1/2017	1,432,100
500,000	Goldman Sachs Group, Inc. + - Based on the EURO STOXX 50 Index	0.000%	4/2/2018	710,460
1,500,000	Morgan Stanley + - Based on the EURO STOXX 50 Index	0.000%	2/24/2023	1,686,300
				3,828,860
	CHEMICALS - 0.0%
159,000	Momentive Performance Materials, Inc. ~(b)	11.500%	12/1/2016	2,385

	COSMETICS/PERSONAL CARE - 0.2%
117,000	Avon Products, Inc.	5.750%	3/15/2023	102,726

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Principal		Interest Rate	Maturity	Value
	ENTERTAINMENT - 0.2%
$ 109,345	Chukchansi Economic Development Authority - 144A	10.250%	5/30/2020	$ 69,434

	ENVIRONMENTAL CONTROL - 0.2%
86,000	Tervita Corp. - 144A	10.875%	2/15/2018	47,730
48,000	Tervita Corp. - 144A	8.000%	11/15/2018	42,600
				90,330
	Oil & Gas - 0.2%
50,000	Energy XXI Gulf Coast, Inc. - 144A	11.000%	3/15/2020	47,563
45,000	EPL Oil & Gas, Inc.	8.250%	2/15/2018	33,300
				80,863
	RETAIL - 0.6%
67,000	Bon-Ton Department Stores, Inc.	10.625%	7/15/2017	66,330
116,000	Claire's Stores, Inc.	8.875%	3/15/2019	66,120
111,000	JC Penney Corp., Inc.	5.650%	6/1/2020	95,737
47,300	Neebo, Inc. - 144A	15.000%	6/30/2016	48,246
				276,433
	TELECOMMUNICATIONS - 0.3%
54,000	Alaska Communications Systems Group, Inc. @	6.250%	5/1/2018	52,684
86,000	United States Cellular Corp.	6.700%	12/15/2033	82,644
				135,328

	TOTAL BONDS & NOTES (Cost - $3,880,434)			4,586,359

	PRIVATE NOTES - 13.5%
2,000,000	Aequitas Capital (a)(c)	11.000%	6/3/2015	2,000,000
1,500,000	Aequitas Capital (a)(c)	11.000%	7/5/2015	1,500,000
2,500,000	Aequitas Capital (a)(c)	11.000%	2/28/2016	2,500,000
	TOTAL PRIVATE NOTES (Cost - $6,000,000)			6,000,000

	OPTIONS PURCHASED * - 0.6%
Contracts**	CALL OPTIONS PURCHASED - 0.4%
	Bank of America Corp.
123	Expiration April 2015, Exercise Price $16.00			1,107
	Goldman Sachs Group, Inc.
44	Expiration April 2015, Exercise Price $195.00			3,608
	iShares MSCI Italy Capped ETF
159	Expiration June 2015, Exercise Price $14.00			18,683
	SPDR Barclays Short Term High Yield Bond ETF
134	Expiration June 2015, Exercise Price $29.00			4,020
	Vanguard FTSE Europe ETF
456	Expiration June 2015, Exercise Price $29.00			116,280
	Yelp, Inc.
89	Expiration April 2015, Exercise Price $47.00			17,800
	TOTAL CALL OPTIONS PURCHASED (Cost - $128,910)			161,498

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Contracts**		Value
	PUT OPTIONS PURCHASED - 0.2%
	American Capital, Ltd.
76	Expiration May 2015, Exercise Price $14.00	$ 1,292
	Ann, Inc.
59	Expiration April 2015, Exercise Price $37.00	1,770
	Avon Products, Inc.
93	Expiration April 2015, Exercise Price $7.00	697
	Currency Shares Euro Trust
228	Expiration April 2015, Exercise Price $107.00	49,932
	Dillard's, Inc. - Class A
10	Expiration May 2015, Exercise Price $105.00	250
	iShares iBoxx $ High Yield Corporate Bond ETF
42	Expiration June 2015, Exercise Price $88.00	4,368
	iShares Russell 2000 ETF
95	Expiration April 2015, Exercise Price $116.00	1,900
	Qualcomm, Inc.
70	Expiration April 2015, Exercise Price $67.00	280
	S&P 500 Index
1	Expiration May 2015, Exercise Price $2,011.00	2,507
	S&P 500 Index
1	Expiration May 2015, Exercise Price $1,902.00	551
	S&P 500 Index
1	Expiration May 2015, Exercise Price $2,026.00	2,366
	S&P 500 Index
1	Expiration June 2015, Exercise Price $2,023.00	5,053
	S&P 500 Index
1	Expiration June 2015, Exercise Price $2,031.00	4,314
	SPDR S&P 500 ETF Trust
36	Expiration April 2015, Exercise Price $185.00	216
	SPDR S&P 500 ETF Trust
60	Expiration April 2015, Exercise Price $200.00	5,040
	SPDR S&P 500 ETF Trust
19	Expiration April 2015, Exercise Price $204.00	3,249
	TOTAL PUT OPTIONS PURCHASED (Cost - $102,110)	83,785

	TOTAL OPTIONS PURCHASED (Cost - $231,020)	245,283

	TOTAL INVESTMENTS (Cost - $34,344,395) (d) - 82.5%	$ 36,670,082
	SECURITIES SOLD SHORT (Proceeds - $3,854,871)(d) - (8.9)%	(3,963,640)
	OPTION CONTRACTS WRITTEN (Premiums Received - $66,510)(d) - (0.1)%	(41,178)
	OTHER ASSETS LESS LIABILITIES - 26.5%	11,755,562
	NET ASSETS - 100.0%	$ 44,420,826

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	SECURITIES SOLD SHORT* - (8.9) %
	COMMON STOCKS - (4.2)%
	BEVERAGES - (0.1)%
(704)	Dr. Pepper Snapple Group, Inc.	$ (55,250)

	BUILDING MATERIALS - (0.1)%
(1,177)	Fortune Brands Home & Security, Inc.	(55,884)

	COMMERCIAL SERVICES - (0.3)%
(1,635)	Booz Allen Hamilton Holding Corp.	(47,317)
(1,804)	On Assignment, Inc.	(69,219)
(1,311)	Western Union Co.	(27,282)
		(143,818)
	COMPUTERS - (0.2)%
(460)	CACI International, Inc.	(41,363)
(1,746)	Diebold, Inc.	(61,913)
		(103,276)
	DISTRIBUTION/WHOLESALE - (0.3)%
(979)	Rentrak Corp.	(54,393)
(234)	WW Grainger, Inc.	(55,180)
		(109,573)
	ENGINEERING & CONSTRUCTION - (0.1)%
(622)	Fluor Corp.	(35,554)

	HEALTHCARE-PRODUCTS - (0.3)%
(1,890)	Cynosure, Inc.	(57,966)
(615)	ICU Medical, Inc.	(57,281)
		(115,247)
	HOMEBUILDERS - (0.1)%
(914)	Thor Industries, Inc.	(57,774)

	HOUSEHOLD PRODUCTS/WARES - (0.1)%
(6,191)	ACCO Brands Corp.	(51,447)

	INSURANCE - (0.0)%
(16)	United Insurance Holdings Corp.	(360)

	INTERNET - (0.1)%
(446)	Alibaba Group Holding, Ltd. - ADR	(37,125)

	LODGING - (0.1)%
(774)	La Quinta Holdings, Inc.	(18,328)

	MACHINERY-DIVERSIFIED - (0.2)%
(1,169)	Applied Industrial Technologies, Inc.	(53,002)
(913)	DXP Enterprises, Inc.	(40,254)
		(93,256)
	MINING - (0.0)%
(431)	Globe Specialty Metals, Inc.	(8,155)

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
Shares
Shares		Value
	MISCELLANEOUS MANUFACTURING - (0.4)%
(685)	Clarcor, Inc.	$ (45,251)
(1,081)	Crane Co.	(67,465)
(1,749)	TriMas Corp.	(53,852)
		(166,568)
	OIL & GAS - (0.3)%
(1,434)	Helmerich & Payne, Inc.	(97,612)
(241)	Pioneer Natural Resources Co.	(39,406)
		(137,018)
	PIPELINES - (0.0)%
(935)	Primoris Services Corp.	(16,073)

	REIT - (0.0)%
(1,558)	Hersha Hospitality Trust	(10,080)

	RETAIL - (0.6)%
(2,017)	BJ's Restaurants, Inc.	(101,758)
(901)	Bob Evans Farms, Inc.	(41,680)
(2,436)	Boot Barn Holdings, Inc.	(58,269)
(78)	Buffalo Wild Wings, Inc.	(14,137)
(540)	Chico's FAS, Inc.	(9,553)
(935)	Penske Automotive Group, Inc.	(48,143)
		(273,540)

	SOFTWARE - (0.1)%
(2,728)	Callidus Software, Inc.	(34,591)

	TELECOMMUNICATIONS - (0.4)%
(1,587)	Plantronics, Inc.	(84,032)
(1,101)	ViaSat, Inc.	(65,631)
		(149,663)
	TOYS/GAMES/HOBBIES - (0.2)%
(1,150)	Hasbro, Inc.	(72,726)

	TRANSPORTATION - (0.2)%
(1,516)	ArcBest Corp.	(57,441)
(1,025)	Saia, Inc.	(45,407)
		(102,848)

	TOTAL COMMON STOCKS - (Proceeds - $1,829,663)	(1,848,154)

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares				Value
	EXCHANGE TRADED FUNDS - (4.3)%
	COMMODITY FUNDS - (0.0)%
(1,190)	iShares Silver Trust			$ (18,957)

	DEBT FUNDS - (0.1)%
(731)	SPDR Barclays High Yield Bond ETF			(28,670)

	EQUITY FUNDS - (4.2)%
(450)	Consumer Staples Select Sector SPDR Fund			(21,933)
(701)	Industrial Select Sector SPDR Fund			(39,095)
(835)	iShares Russell 2000 ETF #			(103,832)
(488)	Materials Select Sector SPDR Fund			(23,805)
(8,157)	SPDR S&P 500 ETF Trust #			(1,683,849)
				(1,872,514)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $1,829,188)			(1,920,141)

Principal	BONDS & NOTES - (0.4) %	Interest Rate	Maturity
	INTERNET - (0.2) %
$ (89,000)	IAC/InterActive Corp.	4.875%	11/30/2018	(91,670)

	OIL & GAS - (0.2) %
(110,000)	Transocean, Inc.	6.000%	3/15/2018	(103,675)

	TOTAL BONDS & NOTES (Proceeds - $196,020)			(195,345)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $3,854,871)			(3,963,640)

Contracts***
	OPTIONS CONTRACTS WRITTEN * - (0.1) %
	CALL OPTIONS CONTRACTS WRITTEN - (0.0) %
	S&P 500 Index
(3)	Expiration April 2015, Exercise Price $2,111.00			(408)
	S&P 500 Index
(3)	Expiration April 2015, Exercise Price $2,151.00			(108)
	S&P 500 Index
(2)	Expiration April 2015, Exercise Price $2,141.00			(268)
	S&P 500 Index
(2)	Expiration April 2015, Exercise Price $2,109.00			(1,884)
	S&P 500 Index
(3)	Expiration May 2015, Exercise Price $2,146.00			(1,104)
	S&P 500 Index
(3)	Expiration May 2015, Exercise Price $2,131.00			(2,508)
	S&P 500 Index
(2)	Expiration May 2015, Exercise Price $2,121.00			(2,720)
	S&P 500 Index
(3)	Expiration June 2015, Exercise Price $2,134.00			(4,041)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $27,587)			(13,041)

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Contracts***		Value
	PUT OPTIONS CONTRACTS WRITTEN - (0.1) %
	CurrencyShares Euro Trust
(228)	Expiration April 2015, Exercise Price $103.00	$ (12,312)
	S&P 500 Index
(2)	Expiration May 2015, Exercise Price $1,964.00	(2,348)
	S&P 500 Index
(1)	Expiration May 2015, Exercise Price $1,941.00	(1,256)
	S&P 500 Index
(1)	Expiration June 2015, Exercise Price $1,957.00	(2,577)
	S&P 500 Index
(1)	Expiration June 2015, Exercise Price $1,953.00	(3,346)
	iShares iBoxx $ High Yield Corporate Bond ETF
(42)	Expiration June 2015, Exercise Price $82.00	(945)
	iShares MSCI Italy Capped ETF
(159)	Expiration April 2015, Exercise Price $14.00	(2,385)
	iShares Russell 2000 ETF
(106)	Expiration April 2015, Exercise Price $109.00	(636)
	SPDR S&P 500 ETF Trust
(72)	Expiration April 2015, Exercise Price $190.00	(1,008)
	SPDR S&P 500 ETF Trust
(30)	Expiration April 2015, Exercise Price $192.00	(540)
	SPDR S&P 500 ETF Trust
(28)	Expiration April 2015, Exercise Price $194.00	(784)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $38,923)	(28,137)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $66,510)	$ (41,178)

* Non-Income producing security.

** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
^ All or part of the security was held as collateral for securities sold short as of March 31, 2015.
# All or part of these securities were held as collateral for written options as of March 31, 2015.
+ Structured Notes
@ - Convertible bond
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $255,573 or 0.6% of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
~ Defaulted on interest payments: non-income producing security.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is $6,005,068 or 13.5%
of net assets and they have been fair valued under procedures approved by the Fund's Board of Trustees.
(b) Interest on security is contingent.
(c) Restricted securities. The aggregate value of such securities is 13.5% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales and written options is $30,577,720 and differs from market value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:
	Unrealized Appreciation:	$ 2,891,372
	Unrealized Depreciation:	(803,828)
	Net Unrealized Appreciation:	$ 2,087,544

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value
	COMMON STOCKS - 39.3%
	ADVERTISING - 0.2%
830	Omnicom Group, Inc.	$ 64,723

	AEROSPACE/DEFENSE - 0.4%
811	Orbital ATK, Inc.	62,147
645	United Technologies Corp.	75,594
		137,741
	AGRICULTURE - 0.0%
8,581	Alliance One International, Inc. *	9,439

	APPAREL - 0.2%
862	VF Corp.	64,917

	AUTO MANUFACTURERS - 1.0%
12,842	Ford Motor Co.	207,270
4,150	General Motors Co.	155,625
		362,895
	BANKS - 4.1%
24,460	Bank of America Corp.	376,439
2,560	Capital One Financial Corp.	201,779
3,610	Citigroup, Inc.	185,987
900	Goldman Sachs Group, Inc.	169,173
1,650	HSBC Holdings PLC - ADR	70,273
1,072	JPMorgan Chase & Co.	64,942
4,600	Morgan Stanley	164,174
919	Northern Trust Corp.	64,008
17,820	Regions Financial Corp.	168,399
1,474	US Bancorp	64,370
		1,529,544
	BEVERAGES - 0.4%
1,585	Coca-Cola Co.	64,272
545	Molson Coors Brewing Co.	40,575
497	PepsiCo, Inc.	47,523
		152,370
	BIOTECHNOLOGY - 0.2%
99	Amgen, Inc.	15,825
37	Biogen, Inc. *	15,623
135	Celgene Corp. *	15,563
158	Gilead Sciences, Inc. *	15,505
		62,516
	BUILDING MATERIALS - 0.7%
4,923	Headwaters, Inc. *	90,288
4,650	Simpson Manufacturing Co., Inc.	173,771
		264,059

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	CHEMICALS - 1.8%
1,600	Airgas, Inc.	$ 169,776
323	Ashland, Inc.	41,121
222	CF Industries Holdings, Inc.	62,977
1,908	Chemtura Corp. *	52,069
1,200	Dow Chemical Co.	57,576
560	Ecolab, Inc.	64,053
530	Praxair, Inc.	63,992
3,720	RPM International, Inc.	178,523
		690,087
	COAL - 0.0%
128	SunCoke Energy, Inc.	1,912

	COMMERCIAL SERVICES - 1.3%
686	ADT Corp.	28,483
756	Automatic Data Processing, Inc.	64,744
1,414	Euronet Worldwide, Inc. *	83,073
1,902	Hertz Global Holdings, Inc. *	41,235
1,390	KAR Auction Services, Inc.	52,723
2,934	Korn/Ferry International	96,441
3,428	Vantiv, Inc. - Class A *	129,236
		495,935
	COMPUTERS - 0.4%
514	Apple, Inc.	63,957
2,478	EMC Corp.	63,338
549	Super Micro Computer, Inc. *	18,232
		145,527
	COSMETICS/PERSONAL CARE - 0.2%
927	Colgate-Palmolive Co.	64,278

	DISTRIBUTION/WHOLESALE - 0.5%
2,067	Beacon Roofing Supply, Inc. *	64,697
692	Genuine Parts Co.	64,487
273	WW Grainger, Inc.	64,376
		193,560
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
817	American Express Co.	63,824
5,980	CoreLogic, Inc. *	210,915
1,810	FNF Group	66,536
996	NorthStar Asset Management Group, Inc.	23,247
968	Visa, Inc.	63,317
		427,839
	ELECTRIC - 0.3%
808	Dominion Resources, Inc.	57,263
1,657	Xcel Energy, Inc.	57,680
		114,943

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
1,485	Hubbell, Inc. - Class B	$ 162,786
2,030	Littelfuse, Inc.	201,762
		364,548
	ELECTRONICS - 1.4%
625	Honeywell International, Inc.	65,194
4,328	Jabil Circuit, Inc.	101,189
937	OSI Systems, Inc. *	69,582
3,958	TE Connectivity, Ltd.	283,472
		519,437
	ENERGY-ALTERNATE SOURCES - 0.0%
1,245	Enphase Energy, Inc. *	16,422

	ENTERTAINMENT - 0.1%
993	Pinnacle Entertainment, Inc. *	35,837

	FOOD - 0.2%
632	Hershey Co.	63,775
293	Tootsie Roll Industries, Inc.	9,922
		73,697
	FOREST PRODUCTS & PAPER - 0.2%
1,181	International Paper Co.	65,534

	HAND/MACHINE TOOLS - 0.1%
289	Stanley Black & Decker, Inc.	27,559

	HEALTHCARE-PRODUCTS - 0.7%
794	Abaxis, Inc.	50,903
4,160	Patterson Cos., Inc.	202,966
		253,869
	HEALTHCARE-SERVICES - 0.3%
548	UnitedHealth Group, Inc.	64,823
543	Universal Health Services, Inc.	63,917
		128,740
	HOME BUILDERS - 0.3%
1,870	Thor Industries, Inc.	118,203

	HOME FURNISHINGS - 0.2%
1,292	Tempur Sealy International, Inc. *	74,600

	INSURANCE - 1.3%
74	Alleghany Corp. *	36,038
668	Aon PLC	64,208
3,940	Arthur J Gallagher & Co.	184,195
1,629	Assured Guaranty, Ltd.	42,989
639	Chubb Corp.	64,603
2,700	Horace Mann Educators Corp.	92,340
		484,373

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	INTERNET - 2.2%
2,800	Facebook, Inc. *	$ 230,202
685	FTD Cos., Inc. *	20,509
400	Google, Inc. *	221,880
556	IAC/InterActive Corp.	37,513
810	LinkedIn Corp. *	202,387
6,483	RingCentral, Inc. - Class A *	99,384
832	Yahoo!, Inc. *	36,970
		848,845
	INVESTMENT COMPANIES - 0.2%
4,187	American Capital, Ltd. *	61,926

	LEISURE TIME - 0.1%
692	Royal Caribbean Cruises, Ltd.	56,640

	LODGING - 0.3%
4,820	Home Inns & Hotels Management, Inc. - ADR *	114,089

	MACHINERY-CONSTRUCTION & MINING - 0.3%
1,450	Caterpillar, Inc.	116,044

	MACHINERY-DIVERSIFIED - 0.9%
950	Deere & Co.	83,305
375	Roper Industries, Inc.	64,500
4,960	Xylem, Inc.	173,699
		321,504
	MEDIA - 0.5%
2,213	Gray Television, Inc. *	30,584
2,036	News Corp. - Class A *	32,596
944	Tribune Co.	57,405
606	Walt Disney Co.	63,563
		184,148
	MINING - 0.6%
2,390	Compass Minerals International, Inc.	222,772
1,977	MAG Silver Corp. *	12,159
		234,931
	MISCELLANEOUS MANUFACTURING - 1.7%
393	3M Co.	64,825
4,450	Actuant Corp. - Class A	105,643
187	Ingersoll-Rand PLC - Class A	12,731
3,600	ITT Corp.	143,676
2,690	Pentair PLC	169,174
1,920	SPX Corp.	163,008
		659,057

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	OIL & GAS - 2.7%
1,447	Calumet Specialty Products Partners LP	$ 34,800
607	Chevron Corp.	63,723
1,007	ConocoPhillips	62,696
3,257	Exxon Mobil Corp.	276,845
295	Hess Corp.	20,022
16,600	Laredo Petroleum, Inc. *	216,464
1,155	Pioneer Natural Resources Co.	188,854
15,810	WPX Energy, Inc. *	172,803
		1,036,207
	OIL & GAS SERVICES - 0.2%
765	Schlumberger, Ltd.	63,832

	PHARMACEUTICALS - 1.3%
2,944	Abbott Laboratories	136,396
637	Johnson & Johnson	64,082
642	Mead Johnson Nutrition Co.	64,540
1,108	Merck & Co., Inc.	63,688
543	Mylan, Inc. *	32,227
2,731	Pfizer, Inc.	95,011
1,161	Zoetis, Inc.	53,743
		509,687
	PRIVATE EQUITY - 0.7%
4,794	Fortress Investment Group LLC	38,688
10,485	KKR & Co. LP	239,163
		277,851
	REAL ESTATE - 1.1%
4,550	Alexander & Baldwin, Inc.	196,469
1,460	Howard Hughes Corp. *	226,329
		422,798
	REITS - 1.3%
4,124	NorthStar Realty Finance Corp.	74,727
4,170	Plum Creek Timber Co., Inc.	181,186
7,770	Senior Housing Properties Trust	172,416
3,320	Winthrop Realty Trust	54,182
		482,511
	RETAIL - 2.0%
1,364	Ann, Inc. *	55,965
2,170	Bed Bath & Beyond, Inc. *	166,602
4,710	Coach, Inc.	195,135
624	CVS Health Corp.	64,403
455	Dillard's, Inc.	62,112
567	Home Depot, Inc.	64,417
1,266	JC Penney Co., Inc. *	10,647
3,198	Urban Outfitters, Inc. *	145,989
		765,270

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	SEMICONDUCTORS - 1.8%
5,843	Integrated Device Technology, Inc. *	$ 116,977
2,730	Mellanox Technologies, Ltd. *	123,778
1,322	Microchip Technology, Inc.	64,646
2,144	Monolithic Power Systems, Inc.	112,882
8,182	QLogic Corp. *	120,603
951	QUALCOMM, Inc.	65,942
3,225	Tower Semiconductor, Ltd. *	54,760
		659,588
	SOFTWARE - 1.2%
1,600	Activision Blizzard, Inc.	36,360
4,347	CDC Corp. - Class A * (a)(c)	1,391
2,973	Salesforce.com, Inc. *	198,626
79,632	Trident Microsystems, Inc. * (a)(c)	1,991
2,500	VMware, Inc. - Cl. A *	205,025
		443,393
	TELECOMMUNICATIONS - 0.6%
5,164	Cisco Systems, Inc.	142,139
538	Infinera Corp. *	10,582
2,238	Sprint Corp. *	10,608
1,174	Verizon Communications, Inc.	57,092
		220,421
	TRANSPORTATION - 1.0%
1,141	Atlas Air Worldwide Holdings, Inc. *	49,086
1,283	Knight Transportation, Inc.	41,377
298	Old Dominion Freight Line, Inc. *	23,035
2,481	United Parcel Service, Inc. - Class B	240,508
469	Werner Enterprises, Inc.	14,731
		368,737

	TOTAL COMMON STOCKS (Cost - $13,345,003)	14,792,583

	MUTUAL FUNDS - 8.3%
	ASSET ALLOCATION FUND - 2.8%
92,528	361 Managed Futures Strategy Fund - Cl. I ^	1,070,555

	EQUITY FUND - 5.5%
135,557	Robeco Boston Partners Long/Short Research Fund - Cl. I	2,083,506

	TOTAL MUTUAL FUNDS (Cost - $2,672,013)	3,154,061

	EXCHANGE TRADED FUNDS - 8.2%
	EQUITY FUND - 8.2%
7,257	iShares MSCI India ETF	232,877
11,390	SPDR S&P Homebuilders ETF	419,835
13,000	Vanguard S&P 500 ETF ^	2,459,600
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,855,275)	3,112,312

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Principal		Interest Rate	Maturity	Value
	BONDS & NOTES - 12.0%
	BANKS - 10.9%
$ 1,380,000	Credit Suisse Securities USA LLC + - Based on the S&P 500 Index	0.000%	6/1/2017	$ 1,976,298
1,500,000	Goldman Sachs Group, Inc. + - Based on the EURO STOXX 50 Index	0.000%	4/2/2018	2,131,380
				4,107,678
	CHEMICALS - 0.0%
84,000	Momentive Performance Materials, Inc. ~ (b)	11.500%	12/1/2016	1,260

	COSMETICS/PERSONAL CARE - 0.2%
65,000	Avon Products, Inc.	5.750%	3/15/2023	57,070

	ENTERTAINMENT - 0.1%
60,637	Chukchansi Economic Development Authority - 144A	10.250%	5/30/2020	38,504

	ENVIRONMENTAL CONTROL - 0.1%
51,000	Tervita Corp. - 144A	10.875%	2/15/2018	28,305
27,000	Tervita Corp. - 144A	8.000%	11/15/2018	23,963
				52,268
	OIL & GAS - 0.1%
28,000	Energy XXI Gulf Coast, Inc. - 144A	11.000%	3/15/2020	26,635
25,000	EPL Oil & Gas, Inc.	8.250%	2/15/2018	18,500
				45,135
	RETAIL - 0.4%
37,000	Bon-Ton Department Stores, Inc.	10.625%	7/15/2017	36,630
60,000	Claire's Stores, Inc.	8.875%	3/15/2019	34,200
61,000	JC Penney Corp., Inc.	5.650%	6/1/2020	52,612
26,500	Neebo, Inc. - 144A	15.000%	6/30/2016	27,030
				150,472
	TELECOMMUNICATIONS - 0.2%
30,000	Alaska Communications Systems Group, Inc. @	6.250%	5/1/2018	29,269
37,000	United States Cellular Corp.	6.700%	12/15/2033	35,556
				64,825

	TOTAL BONDS & NOTES (Cost - $3,361,758)			4,517,212

	PRIVATE NOTES - 13.3%
3,500,000	Aequitas Capital (a)(c)	11.000%	7/5/2015	3,500,000
1,500,000	Aequitas Capital (a)(c)	11.000%	1/17/2016	1,500,000
	TOTAL PRIVATE NOTES (Cost - $5,000,000)			5,000,000

	OPTIONS PURCHASED * - 0.7%
Contracts**	CALL OPTIONS PURCHASED - 0.5%
	Bank of America Corp.
133	Expiration April 2015, Exercise Price $16.00			1,197
	Goldman Sachs Group, Inc.
47	Expiration April 2015, Exercise Price $195.00			3,854
	iShares MSCI Italy Capped ETF
171	Expiration June 2015, Exercise Price $14.00			20,093

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Contracts**		Value
	CALL OPTIONS PURCHASED (Continued) - 0.5%
	SPDR Barclays Short Term High Yield Bond ETF
145	Expiration June 2015, Exercise Price $29.00	$ 4,350
	Vanguard FTSE Europe ETF
480	Expiration June 2015, Exercise Price $53.00	122,400
	Vanguard FTSE Europe ETF
96	Expiration April 2015, Exercise Price $47.00	19,200
	TOTAL CALL OPTIONS PURCHASED (Cost - $137,070)	171,094

	PUT OPTIONS PURCHASED - 0.2%
	American Capital, Ltd.
42	Expiration May 2015, Exercise Price $14.00	714
	Ann, Inc.
33	Expiration April 2015, Exercise Price $37.00	990
	Avon Products, Inc.
51	Expiration April 2015, Exercise Price $7.00	382
	CurrencyShares Euro Trust
240	Expiration April 2015, Exercise Price $107.00	52,560
	Dillard's, Inc.
6	Expiration May 2015, Exercise Price $105.00	150
	iShares iBoxx $ High Yield Corporate Bond ETF
24	Expiration June 2015, Exercise Price $88.00	2,496
	iShares Russell 2000 ETF
54	Expiration April 2014, Exercise Price $116.00	1,080
	Qualcomm, Inc.
76	Expiration April 2015, Exercise Price $67.00	304
	S&P 500 Index
1	Expiration May 2015, Exercise Price $1,902.00	551
	S&P 500 Index
1	Expiration May 2015, Exercise Price $2,026.00	2,366
	S&P 500 Index
1	Expiration May 2015, Exercise Price $2,011.00	2,507
	S&P 500 Index
1	Expiration June 2015, Exercise Price $2,031.00	4,314
	S&P 500 Index
1	Expiration June 2015, Exercise Price $2,023.00	5,053
	SPDR S&P 500 ETF Trust
20	Expiration April 2015, Exercise Price $185.00	120
	SPDR S&P 500 ETF Trust
33	Expiration April 2015, Exercise Price $200.00	2,772
	SPDR S&P 500 ETF Trust
10	Expiration April 2015, Exercise Price $204.00	1,710
	TOTAL PUT OPTIONS PURCHASED (Cost - $81,930)	78,069

	TOTAL OPTIONS PURCHASED (Cost - $219,000)	249,163

	TOTAL INVESTMENTS (Cost - $27,453,049) (d) - 81.8%	$ 30,825,331
	SECURITIES SOLD SHORT (Proceeds - $3,416,602)(d) - (9.3)%	(3,521,419)
	OPTION CONTRACTS WRITTEN (Premiums Received - $50,473)(d) - (0.1)%	(36,026)
	OTHER ASSETS LESS LIABILITIES - 27.6%	10,417,940
	NET ASSETS - 100.00%	$ 37,685,826

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	SECURITIES SOLD SHORT* - (9.3) %
	COMMON STOCKS - (4.1)%
	BEVERAGES - (0.1)%
(388)	Dr Pepper Snapple Group, Inc.	$ (30,450)

	BUILDING MATERIALS - (0.1)%
(1,094)	Fortune Brands Home & Security, Inc.	(51,943)

	COMMERCIAL SERVICES - (0.4)%
(1,518)	Booz Allen Hamilton Holding Corp.	(43,931)
(1,674)	On Assignment, Inc.	(64,231)
(1,208)	Western Union Co.	(25,138)
		(133,300)
	COMPUTERS - (0.2)%
(427)	CACI International, Inc.	(38,396)
(1,622)	Diebold, Inc.	(57,516)
		(95,912)
	DISTRIBUTION/WHOLESALE - (0.3)%
(903)	Rentrak Corp.	(50,171)
(206)	WW Grainger, Inc.	(48,577)
		(98,748)
	ENGINEERING & CONSTRUCTION - (0.1)%
(550)	Fluor Corp.	(31,438)

	HEALTHCARE-PRODUCTS - (0.3)%
(1,694)	Cynosure, Inc.	(51,955)
(547)	ICU Medical, Inc.	(50,948)
		(102,903)
	HOME BUILDERS - (0.1)%
(850)	Thor Industries, Inc.	(53,729)

	HOUSEHOLD PRODUCTS/WARES - (0.1)%
(5,477)	ACCO Brands Corp.	(45,514)

	INSURANCE - (0.0)%
(15)	United Insurance Holdings Corp.	(338)

	INTERNET - (0.1)%
(250)	Alibaba Group Holding, Ltd. - ADR	(20,810)

	LODGING - (0.0)%
(428)	La Quinta Holdings, Inc.	(10,135)

	MACHINERY-DIVERSIFIED - (0.2)%
(1,033)	Applied Industrial Technologies, Inc.	(46,836)
(806)	DXP Enterprises, Inc.	(35,537)
		(82,373)
	MINING - (0.0)%
(381)	Globe Specialty Metals, Inc.	(7,209)

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	MISCELLANEOUS MANUFACTURING - (0.4)%
(606)	CLARCOR, Inc.	$ (40,032)
(956)	Crane Co.	(59,664)
(1,583)	TriMas Corp.	(48,741)
		(148,437)
	OIL & GAS - (0.2)%
(804)	Helmerich & Payne, Inc.	(54,728)
(133)	Pioneer Natural Resources Co.	(21,747)
		(76,475)
	PIPELINES - (0.0)%
(826)	Primoris Services Corp.	(14,199)

	REIT - (0.0)%
(1,378)	Hersha Hospitality Trust	(8,916)

	RETAIL - (0.6)%
(1,833)	BJ's Restaurants, Inc.	(92,475)
(498)	Bob Evans Farms, Inc.	(23,037)
(2,155)	Boot Barn Holdings, Inc.	(51,548)
(69)	Buffalo Wild Wings, Inc.	(12,506)
(477)	Chico's FAS, Inc.	(8,438)
(826)	Penske Automotive Group, Inc.	(42,531)
		(230,535)

	SOFTWARE - (0.1)%
(2,520)	Callidus Software, Inc.	(31,954)

	TELECOMMUNICATIONS - (0.4)%
(1,461)	Plantronics, Inc.	(77,360)
(976)	ViaSat, Inc.	(58,179)
		(135,539)
	TOYS/GAMES/HOBBIES - (0.2)%
(1,067)	Hasbro, Inc.	(67,477)

	TRANSPORTATION - (0.2)%
(1,343)	ArcBest Corp.	(50,886)
(953)	Saia, Inc.	(42,218)
		(93,104)

	TOTAL COMMON STOCKS - (Proceeds - $1,556,749)	(1,571,438)

	EXCHANGE TRADED FUNDS - (4.9)%
	COMMODITY FUNDS - (0.0)%
(658)	iShares Silver Trust	(10,482)

	DEBT FUNDS - (0.1)%
(488)	SPDR Barclays High Yield Bond ETF	(19,139)

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares				Value
	EQUITY FUNDS - (4.8)%
(419)	Consumer Staples Select Sector SPDR Fund			$ (20,422)
(357)	Industrial Select Sector SPDR Fund			(19,910)
(769)	iShares Russell 2000 ETF #			(95,625)
(270)	Materials Select Sector SPDR Fund			(13,171)
(8,059)	SPDR S&P 500 ETF Trust #			(1,663,619)
				(1,812,747)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $1,751,886)			(1,842,368)

Principal	BONDS & NOTES - (0.3) %	Interest Rate	Maturity
	INTERNET - (0.1) %
$ (45,000)	InterActive Corp.	4.875%	11/30/2018	(46,350)

	OIL & GAS - (0.2) %
(65,000)	Transocean, Inc.	6.000%	3/15/2018	(61,263)

	TOTAL BONDS & NOTES (Proceeds - $107,967)			(107,613)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $3,416,602)			(3,521,419)

Contracts***
	OPTIONS CONTRACTS WRITTEN * - (0.1) %
	CALL OPTIONS CONTRACTS WRITTEN - (0.0) %
	S&P 500 Index
(2)	Expiration April 2015, Exercise Price $2,111.00			(272)
	S&P 500 Index
(1)	Expiration April 2015, Exercise Price $2,151.00			(36)
	S&P 500 Index
(1)	Expiration April 2015, Exercise Price $2,141.00			(134)
	S&P 500 Index
(2)	Expiration April 2015, Exercise Price $2,109.00			(1,884)
	S&P 500 Index
(2)	Expiration May 2015, Exercise Price $2,146.00			(736)
	S&P 500 Index
(2)	Expiration May 2015, Exercise Price $2,131.00			(1,672)
	S&P 500 Index
(1)	Expiration May 2015, Exercise Price $2,121.00			(1,360)
	S&P 500 Index
(2)	Expiration June 2015, Exercise Price $2,134.00			(2,694)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $17,043)			(8,788)

	PUT OPTIONS CONTRACTS WRITTEN - (0.1) %
	CurrencyShares Euro Trust
(240)	Expiration April 2015, Exercise Price $103.00			(12,960)
	iShares iBoxx $ High Yield Corporate Bond ETF
(24)	Expiration June 2015, Exercise Price $82.00			(540)

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Contracts***		Value
	PUT OPTIONS CONTRACTS WRITTEN (Continued) - (0.1) %
	iShares MSCI Italy Capped ETF
(171)	Expiration April 2015, Exercise Price $14.00	$ (2,565)
	iShares Russell 2000 ETF
(60)	Expiration April 2015, Exercise Price $109.00	(360)
	S&P 500 Index
(2)	Expiration May 2015, Exercise Price $1,964.00	(2,348)
	S&P 500 Index
(1)	Expiration May 2015, Exercise Price $1,941.00	(1,256)
	S&P 500 Index
(1)	Expiration June 2015, Exercise Price $1,957.00	(2,577)
	S&P 500 Index
(1)	Expiration June 2015, Exercise Price $1,953.00	(3,346)
	SPDR S&P 500 ETF Trust
(40)	Expiration April 2015, Exercise Price $190.00	(560)
	SPDR S&P 500 ETF Trust
(17)	Expiration April 2015, Exercise Price $192.00	(306)
	SPDR S&P 500 ETF Trust
(15)	Expiration April 2015, Exercise Price $194.00	(420)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $33,430)	(27,238)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $50,473)	$ (36,026)

* Non-Income producing security.

** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
^ All or part of the security was held as collateral for securities sold short as of March 31, 2015.
# All or part of these securities were held as collateral for written options as of March 31, 2015.
+ Structured Notes
@ - Convertible bond
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $144,437 or 0.4% of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
~ Defaulted on interest payments: non-income producing security.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is $5,003,382 or 13.3%
of net assets and they have been fair valued under procedures approved by the Fund's Board of Trustees.
(b) Interest on security is contingent.
(c) Restricted securities. The aggregate value of such securities is 13.3% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales and written options is $24,228,997 and differs from market value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:
	Unrealized Appreciation:	$ 3,518,578
	Unrealized Depreciation:	(479,689)
	Net Unrealized Appreciation:	$ 3,038,889

Granite Harbor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation- Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Granite Harbor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Funds' assets and liabilities measured at fair value:

Granite Harbor Alternative Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 19,101,037	$ -	$ 5,068	$ 19,106,105
Mutual Funds	6,122,057	-	-	6,122,057
Exchanged Traded Funds	610,278	-	-	610,278
Bonds & Notes	-	4,586,359	-	4,586,359
Private Notes	-	-	6,000,000	6,000,000
Options Purchased	230,492	14,791	-	245,283
Total	$ 26,063,864	$ 4,601,150	$ 6,005,068	$ 36,670,082

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$ 1,848,154	$ -	$ -	$ 1,848,154
Exchanged Traded Funds	1,920,141	-	-	1,920,141
Bonds Sold Short	-	195,345	-	195,345
Options Written	31,651	9,527	-	41,178
Total	$ 3,799,946	$ 204,872	$ -	$ 4,004,818

Granite Harbor Tactical Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 14,789,201	$ -	$ 3,382	$ 14,792,583
Mutual Funds	3,154,061	-	-	3,154,061
Exchanged Traded Funds	3,112,312	-	-	3,112,312
Bonds & Notes	-	4,517,212	-	4,517,212
Private Notes	-	-	5,000,000	5,000,000
Options Purchased	234,372	14,791	-	249,163
Total	$ 21,289,946	$ 4,532,003	$ 5,003,382	$ 30,825,331

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$ 1,571,438	$ -	$ -	$ 1,571,438
Exchanged Traded Funds	1,842,368	-	-	1,842,368
Bonds Sold Short	-	107,613	-	107,613
Options Written	28,847	7,179	-	36,026
Total	$ 3,442,653	$ 114,792	$ -	$ 3,557,445

There were no transfers into or out of Level 1 and 2 during the current period presented.
It is the Funds' policy to recognize transfers into or out of Level 1, Level 2 and Level 3 at the end of the reporting period.
*Refer to the Portfolio of Investments for industry classifications.

Granite Harbor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

The folowing is a reconciliation of assets in which Level 3 inputs were used in determining value:

Granite Harbor Alternative Fund
	Private Notes	Common Stocks	Total
Beginning balance	$ 6,000,000	$ 6,001	$ 6,006,001
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)**	-	-	-
Return of capital	-	(933)	(933)
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Accrued interest	-	-	-
Net transfers in/out of Level 3	-	-	-
Ending balance	$ 6,000,000	$ 5,068	$ 6,005,068

Granite Harbor Tactical Fund
	Private Notes	Common Stocks	Total
Beginning balance	$ 5,000,000	$ 4,004	$ 5,004,004
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)**	-	-	-
Return of capital	-	(622)	(622)
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Accrued interest	-	-	-
Net transfers in/out of Level 3	-	-	-
Ending balance	$ 5,000,000	$ 3,382	$ 5,003,382

**includes change in unrealized appreciation attributable to Level 3 investments still held at March 31, 2015 of $0 and $0 for the Granite Harbor Alternative Fund and Granite Harbor Tactical Fund, respectively.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of March 31, 2015 the amount of appreciation on option contracts in the Granite Harbor Alternative Fund subject to equity contracts risk exposure amounted to $39,595. The amount of appreciation on option contracts in the Granite Harbor Tactical Fund subject to equity contracts risk exposure amounted to $36,355.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes the Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. The Fund bears the risk of loss of the amount expected to be received in the event of default or bankruptcy of the issuer.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 5/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 5/28/15

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer

Date 5/28/15